Shareholder Report		12 Months Ended
	Jun. 01, 2023	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key		0000203142
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000016743
Shareholder Report [Line Items]
Fund Name		DWS Managed Municipal Bond Fund
Class Name		Class C
Trading Symbol		SMLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Managed Municipal Bond Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.52%

Gross expense ratio as of the latest prospectus: 1.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 155
Expense Ratio, Percent		1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 3.40% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. The Fund’s tilt toward longer maturities proved beneficial to performance as the higher income offered by these issues more than offset the negative impact on prices as the municipal yield curve moved higher. In sector terms, overweight allocations to continuing care retirement community, charter school, prepaid gas, and toll facility bonds aided performance.

While there were no material detractors, the Fund’s underweight to general obligation issues weighed marginally on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
'14	$10,000	$10,000
'14	$9,984	$10,009
'14	$9,988	$10,026
'14	$10,144	$10,148
'14	$10,160	$10,158
'14	$10,229	$10,228
'14	$10,233	$10,245
'14	$10,295	$10,297
'15	$10,483	$10,480
'15	$10,354	$10,371
'15	$10,379	$10,401
'15	$10,294	$10,347
'15	$10,253	$10,318
'15	$10,224	$10,309
'15	$10,305	$10,384
'15	$10,330	$10,404
'15	$10,368	$10,479
'15	$10,405	$10,521
'15	$10,453	$10,563
'15	$10,514	$10,637
'16	$10,607	$10,764
'16	$10,600	$10,781
'16	$10,647	$10,815
'16	$10,718	$10,894
'16	$10,754	$10,924
'16	$10,927	$11,098
'16	$10,905	$11,105
'16	$10,917	$11,120
'16	$10,848	$11,064
'16	$10,720	$10,948
'16	$10,317	$10,540
'16	$10,424	$10,663
'17	$10,458	$10,734
'17	$10,516	$10,808
'17	$10,527	$10,832
'17	$10,596	$10,910
'17	$10,746	$11,083
'17	$10,720	$11,044
'17	$10,788	$11,133
'17	$10,855	$11,218
'17	$10,816	$11,161
'17	$10,824	$11,188
'17	$10,785	$11,128
'17	$10,892	$11,244
'18	$10,745	$11,112
'18	$10,683	$11,079
'18	$10,715	$11,120
'18	$10,664	$11,080
'18	$10,768	$11,207
'18	$10,765	$11,216
'18	$10,773	$11,244
'18	$10,781	$11,273
'18	$10,706	$11,200
'18	$10,593	$11,131
'18	$10,688	$11,254
'18	$10,795	$11,388
'19	$10,865	$11,475
'19	$10,925	$11,536
'19	$11,105	$11,718
'19	$11,152	$11,762
'19	$11,308	$11,925
'19	$11,343	$11,969
'19	$11,413	$12,065
'19	$11,607	$12,255
'19	$11,505	$12,157
'19	$11,501	$12,179
'19	$11,510	$12,209
'19	$11,538	$12,247
'20	$11,745	$12,467
'20	$11,928	$12,627
'20	$11,224	$12,169
'20	$10,957	$12,017
'20	$11,292	$12,399
'20	$11,501	$12,501
'20	$11,697	$12,712
'20	$11,653	$12,652
'20	$11,610	$12,655
'20	$11,578	$12,617
'20	$11,800	$12,807
'20	$11,912	$12,885
'21	$12,006	$12,967
'21	$11,772	$12,761
'21	$11,842	$12,840
'21	$11,964	$12,947
'21	$12,045	$12,986
'21	$12,089	$13,022
'21	$12,184	$13,130
'21	$12,111	$13,082
'21	$11,987	$12,987
'21	$11,966	$12,949
'21	$12,075	$13,059
'21	$12,095	$13,081
'22	$11,733	$12,722
'22	$11,635	$12,677
'22	$11,234	$12,266
'22	$10,833	$11,927
'22	$10,932	$12,104
'22	$10,663	$11,906
'22	$10,987	$12,220
'22	$10,703	$11,952
'22	$10,221	$11,494
'22	$10,044	$11,398
'22	$10,599	$11,931
'22	$10,536	$11,965
'23	$10,933	$12,309
'23	$10,635	$12,031
'23	$10,845	$12,298
'23	$10,853	$12,270
'23	$10,754	$12,163
'23	$10,872	$12,285
'23	$10,908	$12,334
'23	$10,741	$12,156
'23	$10,424	$11,800
'23	$10,244	$11,699
'23	$10,926	$12,442
'23	$11,241	$12,731
'24	$11,225	$12,666
'24	$11,237	$12,683
'24	$11,248	$12,682
'24	$11,108	$12,525
'24	$11,120	$12,488

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	3.40%	- 0.34%	1.07%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.40%	-0.34%	1.07%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 1,956,316,161
Holdings Count | Holding		408
Advisory Fees Paid, Amount		$ 6,951,078
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,956,316,161
Number of Portfolio Holdings	408
Portfolio Turnover Rate (%)	40
Total Net Advisory Fees Paid ($)	6,951,078
Modified Duration to Worst	6.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	28%
A	33%
BBB	15%
BB	3%
Not Rated	9%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	79%
General Obligation Bonds	10%
Lease Obligations	6%
Escrow To Maturity/prerefunded Bonds	3%
Variable Rate Demand Notes	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.53% to 1.50%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.53% to 1.50%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.
C000016744
Shareholder Report [Line Items]
Fund Name		DWS Managed Municipal Bond Fund
Class Name		Class S
Trading Symbol		SCMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Managed Municipal Bond Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.51%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 4.31% for the period ended May 31, 2024. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. The Fund’s tilt toward longer maturities proved beneficial to performance as the higher income offered by these issues more than offset the negative impact on prices as the municipal yield curve moved higher. In sector terms, overweight allocations to continuing care retirement community, charter school, prepaid gas, and toll facility bonds aided performance.

While there were no material detractors, the Fund’s underweight to general obligation issues weighed marginally on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index
'14	$10,000	$10,000
'14	$9,992	$10,009
'14	$10,015	$10,026
'14	$10,180	$10,148
'14	$10,203	$10,158
'14	$10,281	$10,228
'14	$10,294	$10,245
'14	$10,365	$10,297
'15	$10,563	$10,480
'15	$10,441	$10,371
'15	$10,464	$10,401
'15	$10,387	$10,347
'15	$10,355	$10,318
'15	$10,345	$10,309
'15	$10,424	$10,384
'15	$10,459	$10,404
'15	$10,517	$10,479
'15	$10,563	$10,521
'15	$10,609	$10,563
'15	$10,680	$10,637
'16	$10,795	$10,764
'16	$10,795	$10,781
'16	$10,841	$10,815
'16	$10,934	$10,894
'16	$10,979	$10,924
'16	$11,164	$11,098
'16	$11,151	$11,105
'16	$11,172	$11,120
'16	$11,099	$11,064
'16	$10,990	$10,948
'16	$10,574	$10,540
'16	$10,693	$10,663
'17	$10,748	$10,734
'17	$10,817	$10,808
'17	$10,836	$10,832
'17	$10,904	$10,910
'17	$11,068	$11,083
'17	$11,063	$11,044
'17	$11,129	$11,133
'17	$11,220	$11,218
'17	$11,177	$11,161
'17	$11,195	$11,188
'17	$11,164	$11,128
'17	$11,296	$11,244
'18	$11,153	$11,112
'18	$11,098	$11,079
'18	$11,128	$11,120
'18	$11,084	$11,080
'18	$11,213	$11,207
'18	$11,219	$11,216
'18	$11,237	$11,244
'18	$11,243	$11,273
'18	$11,173	$11,200
'18	$11,078	$11,131
'18	$11,186	$11,254
'18	$11,308	$11,388
'19	$11,390	$11,475
'19	$11,449	$11,536
'19	$11,648	$11,718
'19	$11,706	$11,762
'19	$11,893	$11,925
'19	$11,926	$11,969
'19	$12,024	$12,065
'19	$12,225	$12,255
'19	$12,140	$12,157
'19	$12,146	$12,179
'19	$12,165	$12,209
'19	$12,205	$12,247
'20	$12,434	$12,467
'20	$12,638	$12,627
'20	$11,890	$12,169
'20	$11,616	$12,017
'20	$11,980	$12,399
'20	$12,212	$12,501
'20	$12,430	$12,712
'20	$12,394	$12,652
'20	$12,372	$12,655
'20	$12,348	$12,617
'20	$12,581	$12,807
'20	$12,711	$12,885
'21	$12,823	$12,967
'21	$12,583	$12,761
'21	$12,669	$12,840
'21	$12,822	$12,947
'21	$12,906	$12,986
'21	$12,964	$13,022
'21	$13,077	$13,130
'21	$13,024	$13,082
'21	$12,901	$12,987
'21	$12,876	$12,949
'21	$13,017	$13,059
'21	$13,036	$13,081
'22	$12,657	$12,722
'22	$12,576	$12,677
'22	$12,139	$12,266
'22	$11,717	$11,927
'22	$11,848	$12,104
'22	$11,566	$11,906
'22	$11,912	$12,220
'22	$11,630	$11,952
'22	$11,102	$11,494
'22	$10,919	$11,398
'22	$11,532	$11,931
'22	$11,488	$11,965
'23	$11,915	$12,309
'23	$11,614	$12,031
'23	$11,838	$12,298
'23	$11,857	$12,270
'23	$11,773	$12,163
'23	$11,897	$12,285
'23	$11,947	$12,334
'23	$11,789	$12,156
'23	$11,437	$11,800
'23	$11,249	$11,699
'23	$12,006	$12,442
'23	$12,363	$12,731
'24	$12,356	$12,666
'24	$12,379	$12,683
'24	$12,417	$12,682
'24	$12,258	$12,525
'24	$12,281	$12,488

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	4.31%	0.64%	2.08%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 1,956,316,161
Holdings Count | Holding		408
Advisory Fees Paid, Amount		$ 6,951,078
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,956,316,161
Number of Portfolio Holdings	408
Portfolio Turnover Rate (%)	40
Total Net Advisory Fees Paid ($)	6,951,078
Modified Duration to Worst	6.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	28%
A	33%
BBB	15%
BB	3%
Not Rated	9%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	79%
General Obligation Bonds	10%
Lease Obligations	6%
Escrow To Maturity/prerefunded Bonds	3%
Variable Rate Demand Notes	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.53% to 0.50%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.53% to 0.50%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.
C000016740
Shareholder Report [Line Items]
Fund Name		DWS Managed Municipal Bond Fund
Class Name		Class A
Trading Symbol		SMLAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Managed Municipal Bond Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.76%

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 4.18% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. The Fund’s tilt toward longer maturities proved beneficial to performance as the higher income offered by these issues more than offset the negative impact on prices as the municipal yield curve moved higher. In sector terms, overweight allocations to continuing care retirement community, charter school, prepaid gas, and toll facility bonds aided performance.

While there were no material detractors, the Fund’s underweight to general obligation issues weighed marginally on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index
'14	$9,725	$10,000
'14	$9,715	$10,009
'14	$9,726	$10,026
'14	$9,885	$10,148
'14	$9,906	$10,158
'14	$9,980	$10,228
'14	$10,001	$10,245
'14	$10,057	$10,297
'15	$10,248	$10,480
'15	$10,128	$10,371
'15	$10,159	$10,401
'15	$10,083	$10,347
'15	$10,050	$10,318
'15	$10,027	$10,309
'15	$10,114	$10,384
'15	$10,145	$10,404
'15	$10,199	$10,479
'15	$10,231	$10,521
'15	$10,286	$10,563
'15	$10,353	$10,637
'16	$10,462	$10,764
'16	$10,450	$10,781
'16	$10,504	$10,815
'16	$10,581	$10,894
'16	$10,623	$10,924
'16	$10,801	$11,098
'16	$10,797	$11,105
'16	$10,805	$11,120
'16	$10,744	$11,064
'16	$10,625	$10,948
'16	$10,231	$10,540
'16	$10,345	$10,663
'17	$10,385	$10,734
'17	$10,461	$10,808
'17	$10,467	$10,832
'17	$10,542	$10,910
'17	$10,699	$11,083
'17	$10,681	$11,044
'17	$10,755	$11,133
'17	$10,829	$11,218
'17	$10,797	$11,161
'17	$10,813	$11,188
'17	$10,781	$11,128
'17	$10,894	$11,244
'18	$10,755	$11,112
'18	$10,700	$11,079
'18	$10,739	$11,120
'18	$10,695	$11,080
'18	$10,806	$11,207
'18	$10,810	$11,216
'18	$10,825	$11,244
'18	$10,841	$11,273
'18	$10,772	$11,200
'18	$10,666	$11,131
'18	$10,780	$11,254
'18	$10,883	$11,388
'19	$10,961	$11,475
'19	$11,028	$11,536
'19	$11,218	$11,718
'19	$11,272	$11,762
'19	$11,438	$11,925
'19	$11,481	$11,969
'19	$11,560	$12,065
'19	$11,764	$12,255
'19	$11,668	$12,157
'19	$11,672	$12,179
'19	$11,688	$12,209
'19	$11,725	$12,247
'20	$11,943	$12,467
'20	$12,137	$12,627
'20	$11,428	$12,169
'20	$11,164	$12,017
'20	$11,512	$12,399
'20	$11,732	$12,501
'20	$11,940	$12,712
'20	$11,904	$12,652
'20	$11,868	$12,655
'20	$11,843	$12,617
'20	$12,078	$12,807
'20	$12,201	$12,885
'21	$12,305	$12,967
'21	$12,073	$12,761
'21	$12,153	$12,840
'21	$12,285	$12,947
'21	$12,377	$12,986
'21	$12,431	$13,022
'21	$12,536	$13,130
'21	$12,470	$13,082
'21	$12,350	$12,987
'21	$12,337	$12,949
'21	$12,457	$13,059
'21	$12,485	$13,081
'22	$12,120	$12,722
'22	$12,026	$12,677
'22	$11,619	$12,266
'22	$11,211	$11,927
'22	$11,321	$12,104
'22	$11,063	$11,906
'22	$11,392	$12,220
'22	$11,105	$11,952
'22	$10,611	$11,494
'22	$10,434	$11,398
'22	$11,018	$11,931
'22	$10,974	$11,965
'23	$11,379	$12,309
'23	$11,075	$12,031
'23	$11,302	$12,298
'23	$11,318	$12,270
'23	$11,222	$12,163
'23	$11,352	$12,285
'23	$11,397	$12,334
'23	$11,229	$12,156
'23	$10,905	$11,800
'23	$10,724	$11,699
'23	$11,444	$12,442
'23	$11,782	$12,731
'24	$11,772	$12,666
'24	$11,792	$12,683
'24	$11,826	$12,682
'24	$11,671	$12,525
'24	$11,691	$12,488

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	4.18%	0.44%	1.86%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	1.32%	-0.12%	1.57%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 1,956,316,161
Holdings Count | Holding		408
Advisory Fees Paid, Amount		$ 6,951,078
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,956,316,161
Number of Portfolio Holdings	408
Portfolio Turnover Rate (%)	40
Total Net Advisory Fees Paid ($)	6,951,078
Modified Duration to Worst	6.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	28%
A	33%
BBB	15%
BB	3%
Not Rated	9%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	79%
General Obligation Bonds	10%
Lease Obligations	6%
Escrow To Maturity/prerefunded Bonds	3%
Variable Rate Demand Notes	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.78% to 0.75%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 0.78% to 0.75%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.
C000016745
Shareholder Report [Line Items]
Fund Name		DWS Managed Municipal Bond Fund
Class Name		Institutional Class
Trading Symbol		SMLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Managed Municipal Bond Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 4.31% for the period ended May 31, 2024. The Fund's index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. The Fund’s tilt toward longer maturities proved beneficial to performance as the higher income offered by these issues more than offset the negative impact on prices as the municipal yield curve moved higher. In sector terms, overweight allocations to continuing care retirement community, charter school, prepaid gas, and toll facility bonds aided performance.

While there were no material detractors, the Fund’s underweight to general obligation issues weighed marginally on relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	4.31%	0.65%	2.09%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 1,956,316,161
Holdings Count | Holding		408
Advisory Fees Paid, Amount		$ 6,951,078
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,956,316,161
Number of Portfolio Holdings	408
Portfolio Turnover Rate (%)	40
Total Net Advisory Fees Paid ($)	6,951,078
Modified Duration to Worst	6.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	12%
AA	28%
A	33%
BBB	15%
BB	3%
Not Rated	9%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	79%
General Obligation Bonds	10%
Lease Obligations	6%
Escrow To Maturity/prerefunded Bonds	3%
Variable Rate Demand Notes	1%
Other	1%
Variable Rate Demand Preferred Shares	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.53% to 0.50%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.53% to 0.50%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.